FUTURE POLICY BENEFITS AND POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Movement In Insurance Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement In Insurance Reserve Abstract [Roll Forward]
Beginning of year	$ 8,497
Balance at end of year	15,771	$ 8,497
Reinsurance assets
Beginning of year	169
Balance at end of year	570	169
Future Policy Benefits [Member]
Movement In Insurance Reserve Abstract [Roll Forward]
Beginning of year	8,497	1,339
Acquisition from business combination	5,333
New business	1,916	7,180
Normal changes	(745)	(310)
Management actions and changes in assumptions	974	282
Total changes during the year	7,478	7,152
Impact of foreign exchange	(204)	6
Balance at end of year	15,771	8,497
Reinsurance assets
Beginning of year	169	190
Acquisition from business combination	90
New business	0	0
Normal changes	(48)	(20)
Management actions and changes in assumptions	0	(2)
Increase (decrease) in reinsurance assets	42	(22)
Impact of foreign exchange	(9)	1
Balance at end of year	202	169
Net
Beginning of year	8,328	1,149
Acquisition from business combination	5,243
New business	1,916	7,180
Normal changes	(697)	(290)
Management actions and changes in assumptions	974	284
Total changes during the year	7,436	7,174
Impact of foreign exchange	(195)	5
Balance at end of year	15,569	8,328
Future Policy Benefits [Member] | Life insurance
Movement In Insurance Reserve Abstract [Roll Forward]
Beginning of year	0	0
Acquisition from business combination	3,533
New business	10	0
Normal changes	38	0
Management actions and changes in assumptions	0	0
Total changes during the year	3,581	0
Impact of foreign exchange	0	0
Balance at end of year	3,581	0
Future Policy Benefits [Member] | Annuity [Member]
Movement In Insurance Reserve Abstract [Roll Forward]
Beginning of year	8,497	1,339
Acquisition from business combination	1,754
New business	1,906	7,180
Normal changes	(784)	(310)
Management actions and changes in assumptions	974	282
Total changes during the year	3,850	7,152
Impact of foreign exchange	(204)	6
Balance at end of year	12,143	8,497
Future Policy Benefits [Member] | Health Insurance [Member]
Movement In Insurance Reserve Abstract [Roll Forward]
Beginning of year	0	0
Acquisition from business combination	46
New business	0	0
Normal changes	1	0
Management actions and changes in assumptions	0	0
Total changes during the year	47	0
Impact of foreign exchange	0	0
Balance at end of year	$ 47	$ 0